J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.16

JPM Loan ID	Seller Loan ID	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Waived	Lender Commentary	Cleared Exceptions	Exceptions
304682176	###	Securitized	1	1	1	1				Verified credit history - Middle Credit Scores 778/801 > 660 Minimum Required.; Verified reserves - 140+ Months Verified PITIA Reserves > 6 Months Require Per Investor Overlay. No reserves required per AUS.;
304698209	###	Securitized	1	1	1	1	Verified credit history - Middle Credit Scores 790/785 > 660 Min Required.; Verified housing payment history - Credit report reflects 1 open mortgage satisfactorily rated 24 months.;	CRED 0086 Undisclosed or Excluded Debt - UPDATED EXCEPTION 05/20/2025 - Missing evidence that the business is paying business debt reporting on borrowers credit report (creditor, #) to support the exclusion in qualifying. Provide 12 months canceled checks or business account transaction history. Payment history does not reflect source of payment. Approved DTI 21.02% / Review DTI 26.59%, variance > 3% with the liability considered

ORIGINAL EXCEPTION - Missing evidence that the business is paying business debt reporting on borrowers credit report (creditor, #) to support the exclusion in qualifying. Provide 12 months canceled checks or business account transaction history. Payment history does not reflect source of payment. Approved DTI  21.02% / Review DTI 26.59%, variance > 3% with the liability considered.

Per (agency), When a self-employed borrower claims that a monthly obligation that appears on their personal credit report is being paid by the borrower’s business, the lender must confirm that it verified that the obligation was actually paid out of company funds and that this was considered in its cash flow analysis of the borrower’s business.

The account payment does not need to be considered as part of the borrower’s DTI ratio if:

the account in question does not have a history of delinquency,

the business provides acceptable evidence that the obligation was paid out of company funds (such as 12 months of canceled company checks), and the lender’s cash flow analysis of the business took payment of the obligation into consideration.

 - 05/21/2025 Recd AUS resubmission including the business debt for which borrower is personally liable. DTI variance < 3%.

CR 0014 Missing P&L - 1) (year) YTD Income Statement (entity) was not signed by the borrowers as required per closing conditions.

2) Missing (year) YE P&L (entity). Income statement in file is missing pg 1 of 5 and does not reflect the business name or period covered. It appears (year) P&L was considered in qualifying.  - 05/08/2025 Recd (year) YE PYL.

CRED 0108 Missing Source of Funds - Missing source of funds used for closing. Documented assets, ####, were not used for cash to close.

### Wired from (bank) business account, (entity)
### from (bank).

 - 05/12/2025 Finding is downgraded to EV2/B with the attached post-consummation dated asset statement to evidence source of funds to close from (bank, #) were liquidated assets from the (bank) account that was documented in file. Included is two months (bank, #) account statements to source remaining funds to close. Remaining assets in the (bank) account were not used for review. AUS required no reserves. Investor overlay reverse requirement met with remaining (bank) funds.